  PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers*

Gary J. Madich, CFA

President

Patricia A. Maleski

Vice President and Chief Administrative Officer

Stephanie J. Dorsey

Treasurer

Penny Grandominico

Chief Compliance Officer

Jessica K. Ditullio

Secretary

Cheryl Ballenger Chairperson** and Director Jerry B. Lewis Director John R. Rettberg Director John F. Ruffle Director Ken Whipple Director John F. Williamson Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Investor Services, LLC

Legal Counsel*

Sullivan & Cromwell LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel*

Bingham McCutchen LLP

*As of April 11, 2008

**As of April 17, 2008

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

Shareholder Services

(877) 217-9502

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER

MARCH 31, 2008

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Stockholders:

First Quarter Review

Losses in the high-yield market, as represented by the Credit Suisse High Yield Index, Developed Countries Only (the “Index”), slowed considerably in March but total returns remained in negative territory for the third-consecutive month. High-yield spreads widened for a sixth-consecutive month, matching their longest previous widening stretches in 2000 and 2002. In response to deteriorating credit market conditions, the Federal Reserve (Fed) introduced several measures to enhance liquidity during March, which helped to lift sentiment across the broader markets. However, economic data continued to suggest that the economy is facing mounting pressures. In particular, consumer confidence remains shaken; data on existing home sales, new home sales and housing prices suggest further troubles ahead for the housing market; manufacturing and non-manufacturing surveys indicate contraction; rising jobless claims and negative payroll growth point to deteriorating labor market conditions; construction spending is weakening; and credit availability continues to decline.

For the quarter ended March 31, 2008, the Pacholder High Yield Fund, Inc. posted an -8.91% net-of-fees return (i.e., net of expenses, preferred stock dividends and the effect of the Fund’s leveraged capital structure) and -4.65% gross-of-fees return (i.e., gross of leverage, fees and expenses), compared to the -7.81% average total return of all closed-end high-yield funds, as reported by Morningstar, and -2.93% return of the Index.

The Fund’s relative underperformance in the first quarter was due primarily to its underweight in securities rated BB and overweight in securities rated CCC. During the quarter, higher-rated securities (rated BB) significantly outperformed lower-rated securities (rated CCC), reflecting the flight to quality seen across financial markets. Other factors weighing on returns were the Fund’s allocation to leveraged loans, which underperformed the high-yield market (-5.74% versus -2.93%), and overweights in certain cyclical sectors, such as airlines, autos and forest products/containers. Contributors to performance included underweights in housing and gaming/leisure.

Similar to the equity market, the high-yield market began the quarter on a weak note, with the Index returning -1.59% in January. This negative momentum carried through February, as the Index returned -1.16%. The high-yield market continued to follow stocks downward until March 18, when the Fed cut interest rates by 75 basis points (bps) and allowed brokers to borrow directly from the Fed. The Index ended March with a decline of 0.21% for a -2.93% return for the quarter. Results for the broad equity indexes during the first quarter reflected the continued concern about a slowing economy and deteriorating credit market conditions. The Russell 2000, S&P 500, NASDAQ Composite and Dow Indexes returned -9.90%, -9.45%, -13.88% and -7.00%, respectively.

The trailing 12-month default rate for below-investment-grade issuers, as measured by Moody’s Investors Service, rose from a 26-year low of 0.9% at the end of 2007 to 1.5% in March 2008. In response to conditions in the credit markets and the economy as a whole, Moody’s expects defaults to rise to 5.0% by the end of 2008.

The Fund is well diversified, with investments in 186 issuers in 51 different industries. As of March 31, 2008, the Fund’s largest industry sector concentration was in media, which accounted for 9.9% of its market value as of that date. For the quarter, the average price of the Index dropped 4.78 points from 94.03 to 89.25, the average yield rose 109 bps from 9.50% to 10.59% and the spread over the comparable Treasury widened 206 bps from 591 to 797 bps. Almost half of the significant rise in the Index’s spread was due to the sharp drop in Treasury rates, as investors fled risk and sought the highest-quality securities.

Since February 2008, numerous auctions of preferred shares of closed-end funds and for auction rate securities of other issuers have failed, including the auctions of the Fund’s auction-rate preferred shares (“Preferred Shares”). A “failed auction” occurs when there are not enough buyers to match sellers at the auction. Holders of Preferred Shares who wish to sell may not be able to do so unless there is a successful auction with sufficient demand for the shares. A failed auction is not a default event. Preferred stockholders continue to receive dividends at the maximum rate set on the date of the failed auction, and their “liquidation preference” of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. The maximum rate is based on the rating assigned to the Fund’s Preferred Shares and may range from 150% to 275% of the “AA” Financial Composite Commercial Paper Rate. Based on the current credit ratings assigned to Preferred Shares, the maximum rate is equal to 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction and was 3.212% for the auction held on April 30, 2008. Although a failed auction is not a default event, failed auctions generally increase the cost of the Fund’s leverage and lower the income available for the Fund’s common shareholders. The Fund is monitoring the impact of auction failures on the Fund and its returns, and continuously evaluating its use of financial leverage, including the preferred shares and possible alternative methods of obtaining leverage.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Fund Strategy

We are continuing the Fund’s dual strategy of increasing positions with lower credit volatility, such as senior secured loans (14.85% of the Fund, up from 12.4% at December 31, 2007), while selectively investing in total return opportunities. The investment team continued to cull the Fund of issues with poor structure and sell credits deemed to be overvalued or not hitting operating performance expectations.

We remain focused on increasing the Fund’s holdings of securities that we believe are better able to handle a slowing economy, based on a bottom-up fundamental analysis of the individual issuers and securities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

Gary J. Madich, CFA

President

April 30, 2008

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

JPMorgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors, Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting, legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Portfolio Holdings Availability

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.phf-hy.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2008 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CORPORATE DEBT SECURITIES — 135.3%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., Sr Nt, 6.38%, 10/15/15	$250		$244,375	0.2%

AIRLINES — 3.9%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	1,223		1,101,072	1.0
American Airlines, Inc., Nt, 3.363%, 10/18/09[3,9]	625		575,425	0.6
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	—	[11]	0	0.0	[12]
American Airlines, Inc., Private Placement, Nt, 10.32%, 7/30/14[2]	743		646,792	0.6
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21[10]	1,465		1,333,090	1.3
Continental Airlines, Inc., Unsubordinated, 8.75%, 12/1/11[6]	250		194,375	0.2
Delta Air Lines, Inc., 8.30%, 12/15/29[1,4,6]	1,500		45,000	0.0	[12]
Delta Air Lines, Inc., 10.125%, 5/15/10[1,4]	500		15,000	0.0	[12]
United Airlines, Inc., FRN, 6.97%, 7/2/14[2]	188		150,775	0.1
United Airlines, Inc., Private Placement, Nt, 7.336%, 7/2/19[2]	92		77,428	0.1

			4,138,957	3.9
AUTO COMPONENTS — 2.2%
Delphi Corp., 7.125% 5/1/29[1,4,6]	725		228,375	0.2
JB Poindexter & Co., Inc., Co Guar, 8.75%, 3/15/14[10]	2,584		1,682,830	1.6
Lear Corp., Sr Nt, 8.75%, 12/1/16	535		456,756	0.4

			2,367,961	2.2
AUTOMOBILES — 4.7%
Ford Motor Co., Debentures, 7.125%, 11/15/25	400		264,000	0.2
Ford Motor Co., Nt, 7.45%, 7/16/31[10]	1,850		1,221,000	1.2
9.98%, 2/15/47[10]	750		594,375	0.6
General Motors Corp., Debentures, 8.10%, 6/15/24[10]	2,075		1,442,125	1.4
8.375%, 7/15/33[6]	2,000		1,410,000	1.3

			4,931,500	4.7

Description	Par (000)	Value	Percent of Net Assets*

BEVERAGES — 1.5%
Constellation Brands, Inc., Sr Nt, 7.25%, 5/15/17	$500	$485,000	0.5%
8.375%, 12/15/14[6]	1,025	1,055,750	1.0

		1,540,750	1.5
BUILDING PRODUCTS — 0.6%
Associated Materials, Inc., Sr Nt, 11.25%, 3/1/14[6,7]	400	273,000	0.3
Interline Brands, Inc., Sr Sub Nt, 8.125%, 6/15/14	350	334,250	0.3

		607,250	0.6
CHEMICALS — 5.3%
Mosaic Co. (The), Private Placement, Sr Nt, 7.625%, 12/1/14[2]	125	133,750	0.1
7.875%, 12/1/16[2]	125	134,375	0.1
PolyOne Corp., Nt, 8.875%, 5/1/12[10]	2,500	2,525,000	2.4
Quality Distribution LLC/QD Capital Corp., Co Guar, 9.00%, 11/15/10[9,10]	1,250	781,250	0.8
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar, 8.58%, 1/15/12[9,10]	850	635,375	0.6
Sterling Chemicals, Inc., Private Placement, 10.25%, 4/1/15[2]	850	859,563	0.8
Terra Capital, Inc., Sr Nt, 7.00%, 2/1/17	525	517,781	0.5

		5,587,094	5.3
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Cenveo Corp., Sr Sub Nt, 7.875%, 12/1/13	325	263,250	0.3
Harland Clarke Holdings Corp., 9.50%, 5/15/15	450	330,750	0.3
Harland Clarke Holdings Corp., FRN, 7.85%, 5/15/15[6]	200	124,000	0.1
Phoenix Color Corp., Sr Sub Nt, 13.00%, 2/1/09	2,030	1,999,550	1.9
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt, 8.75%, 3/15/16[1,2,4,10]	500	237,500	0.2
Quebecor World Capital Corp. (Canada), Sr Nt, 6.125%, 11/15/13[1,2,4,10]	850	348,500	0.3
Quebecor World, Inc. (Canada), Private Placement, Sr Nt, 9.75%, 1/15/15[1,2,4,10]	450	216,000	0.2

		3,519,550	3.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION ENGINEERING — 0.6%
United Rentals North America, Inc., Co Guar, 6.50%, 2/15/12	$750	$678,750	0.6%

CONSUMER FINANCE — 4.8%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.25%, 10/1/14[2]	1,000	815,000	0.8
Ford Motor Credit Co. LLC, FRN, 7.127%, 1/13/12	300	221,922	0.2
Ford Motor Credit Co. LLC, Nt, 8.00%, 12/15/16[10]	1,400	1,095,927	1.0
8.625%, 11/1/10[10]	1,330	1,158,824	1.1
Ford Motor Credit Co. LLC, Sr Nt, 9.75%, 9/15/10	250	222,693	0.2
GMAC LLC, 6.625%, 5/15/12[10]	250	189,121	0.2
8.00%, 11/1/31	1,925	1,379,632	1.3

		5,083,119	4.8
CONSUMER PRODUCTS — 3.3%
Jarden Corp., 7.50%, 5/1/17[6]	1,300	1,137,500	1.1
Southern States Coop, Inc., Private Placement, Sr Nt, 11.00%, 11/1/10[2]	500	510,000	0.5
Spectrum Brands, Inc., PIK, Sr Nt, 11.50%, 10/2/13[6]	500	415,000	0.4
Spectrum Brands, Inc., Sr Nt, 7.375%, 2/1/15[6]	1,700	1,105,000	1.0
True Temper Sports, Inc., Sr Nt, 8.375%, 9/15/11	490	294,000	0.3

		3,461,500	3.3
CONTAINERS & PACKAGING — 4.6%
Berry Plastics Holding Corp., Nt, 8.875%, 9/15/14[6]	500	436,250	0.4
Cascades, Inc., (Canada), Sr Nt, 7.25%, 2/15/13	200	176,500	0.2
Constar International, Inc., FRN, Co Guar, 6.44%, 2/15/12	750	603,750	0.6
Constar International, Inc., Sr Sub Nt, 11.00%, 12/1/12[10]	2,180	1,340,700	1.3
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.50%, 12/15/15[2]	300	273,000	0.2
Portola Packaging, Inc., Sr Nt, 8.25%, 2/1/12[10]	1,260	693,000	0.7
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.00%, 3/15/17[10]	1,500	1,260,000	1.2

		4,783,200	4.6

Description	Par (000)	Value	Percent of Net Assets*

DISTRIBUTORS — 1.1%
American Tire Distributors, Inc., Nt, 10.75%, 4/1/13	$1,250	$1,187,500	1.1%

DIVERSIFIED CONSUMER SERVICES — 5.2%
Allied Waste North America, Inc., Sr Nt, 6.125%, 2/15/14	500	482,500	0.5
6.875%, 6/1/17	250	245,000	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.75%, 2/1/15[2]	2,100	1,963,500	1.9
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15	650	617,500	0.6
Service Corp. International, 7.00%, 6/15/17	750	723,750	0.7
Service Corp. International, Private Placement, 6.75%, 4/1/15	250	245,938	0.2
Stewart Enterprises, Inc., Sr Nt, 6.25%, 2/15/13[10]	1,224	1,144,440	1.1

		5,422,628	5.2
DIVERSIFIED MANUFACTURING — 1.9%
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12[10]	2,035	1,953,600	1.9

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Level 3 Financing, Inc., Co. Guar, 9.25%, 11/1/14[10]	1,300	1,062,750	1.0
Level 3 Financing, Inc., FRN, 6.70%, 2/15/15	250	175,000	0.2
Level 3 Financing, Inc., Sr Nt, 12.25%, 3/15/13	200	180,000	0.2
PAETEC Holding Corp., 9.50%, 7/15/15	400	368,000	0.3
Qwest Corp., Sr Nt, 7.625%, 6/15/15[10]	1,650	1,608,750	1.5
Time Warner Telecom Holdings, Inc., Sr Nt, 9.25%, 2/15/14[10]	1,000	1,010,000	1.0
Windstream Corp., 8.125%, 8/1/13	750	736,875	0.7

		5,141,375	4.9
ELECTRIC UTILITIES — 1.9%
Energy Future Holdings Corp., Private Placement, Nt, 10.875%, 11/1/17[2]	450	454,500	0.4
Reliant Energy, Inc., 7.625%, 6/15/14	500	496,250	0.5
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14[10]	1,000	1,017,500	1.0

		1,968,250	1.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.9%
Flextronics International Ltd. (Singapore), Debentures, 6.25%, 11/15/14	$210	$193,200	0.2%
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[10]	1,100	1,075,250	1.0
Sanmina-SCI Corp., FRN, Private Placement, Sr Nt, 5.55%, 6/15/14[2]	300	270,000	0.3
Smart Modular Technologies (Cayman Islands), FRN, Sr Nt, 10.29%, 4/1/12	423	418,770	0.4

		1,957,220	1.9
ENERGY EQUIPMENT & SERVICES — 3.2%
Arch Western Finance LLC, 6.75%, 7/1/13	250	249,375	0.3
Bristow Group, Inc., Co Guar, 6.125%, 6/15/13	250	240,000	0.2
Calfrac Holdings LP, Private Placement, Debentures, 7.75%, 02/15/15[2]	250	233,750	0.2
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15	1,400	1,372,000	1.3
PHI, Inc., Co Guar, 7.125%, 4/15/13	783	718,403	0.7
Pride International, Inc., Sr Nt, 7.375%, 7/15/14	200	208,000	0.2
Seitel, Inc., Private Placement, 9.75%, 2/15/14	350	294,875	0.3

		3,316,403	3.2
FOOD & STAPLES RETAILING — 2.0%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.24%, 1/10/12[2,8,9]	1,550	1,590,688	1.5
Rite Aid Corp., Debentures, 7.50%, 3/1/17	600	540,000	0.5

		2,130,688	2.0
FOOD PRODUCTS — 4.4%
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/1/15	2,199	1,940,617	1.8
Eurofresh, Inc., Private Placement, Nt, 11.50%, 1/15/13[2,6]	2,650	1,550,250	1.5
Land O’ Lakes, Inc., Sr Nt, 9.00%, 12/15/10	500	520,000	0.5
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt, 10.50%, 8/1/11[10]	500	475,000	0.5

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS (continued)
Pilgrim’s Pride Corp., Debentures, 8.375%, 5/1/17[6]	$150	$132,000	0.1%
Tom’s Foods, Inc., Sr Nt, 10.50%, 11/1/04[1,3,4,9]	888	8,885	0.0	[12]

		4,626,752	4.4
GAMING — 3.9%
Mashantucket Western Pequot Tribe, Private Placement, 8.50%, 11/15/15[2]	1,320	1,161,600	1.1
MGM Mirage, Inc., Co Guar, 7.625%, 1/15/17	150	136,500	0.1
MGM Mirage, Inc., Sr Nt, 7.50%, 6/1/16	250	225,000	0.2
Pokagon Gaming Authority, Private Placement, Sr Nt, 10.375%, 6/15/14[2]	349	368,195	0.4
Seminole Hard Rock Entertainment, Inc., Private Placement, FRN, 5.30%, 03/15/14[2]	500	396,250	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 6/15/15[2]	1,000	885,000	0.8
Wynn Las Vegas Capital Corp., Nt, 6.625%, 12/1/14	1,000	962,500	0.9

		4,135,045	3.9
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Cooper Cos, Inc. (The), Sr Nt, 7.125%, 2/15/15	500	475,000	0.4
LVB Acquisition Merger Sub, Inc., Private Placement, 10.00%, 10/15/17[2,6]	700	733,250	0.7

		1,208,250	1.1
HEALTH CARE PROVIDERS & SERVICES — 11.0%
Community Health Systems, Inc., Private Placement, 8.875%, 7/15/15	800	803,000	0.8
HCA, Inc., Debentures, 6.30%, 10/1/12[10]	250	222,500	0.2
HCA, Inc., Nt, 6.75%, 7/15/13	500	442,500	0.4
HCA, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/14	475	489,250	0.5
9.25%, 11/15/16	1,000	1,037,500	1.0
Medical Services Co., FRN, Co Guar, 11.758%, 10/15/11[10]	2,800	2,506,000	2.4
Multiplan, Inc., Private Placement, 10.375%, 4/15/16[2]	1,000	915,000	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES (continued)
TeamHealth, Inc., Sr Sub Nt, 11.25%, 12/1/13[10]	$2,184	$2,096,640	2.0%
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14[10]	1,550	1,499,625	1.4
Vanguard Health Holding Co. II LLC, Sr Sub Nt, 9.00%, 10/1/14[10]	1,625	1,564,063	1.4

		11,576,078	11.0
HOTELS, RESTAURANTS & LEISURE — 0.7%
OSI Restaurant Partners, Inc., Private Placement, 10.00%, 6/15/15[2,6]	300	189,000	0.2
Six Flags, Inc., Sr Nt, 9.625%, 6/1/14	1,000	565,000	0.5

		754,000	0.7
HOUSEHOLD DURABLES — 0.7%
KB Home, Sr Nt, 5.875%, 1/15/15	585	506,025	0.5
Meritage Homes Corp., Sr Nt, 7.00%, 5/1/14	250	189,375	0.2

		695,400	0.7
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 7.8%
AES Corp. (The), 8.75%, 05/15/13[2]	750	780,000	0.8
Calpine Generating Co. LLC, FRN, Sec’d Nt, 14.37%, 4/1/11[1,3,4,6]	1,000	122,559	0.1
Dynegy Holdings, Inc., Sr Unsec’d Nt, 7.125%, 5/15/18	500	450,000	0.4
7.50%, 6/1/15	1,000	937,500	0.9
Edison Mission Energy, Sr Nt, 7.75%, 6/15/16	1,500	1,545,000	1.5
Mirant Americas Generation LLC, Sr Nt, 8.30%, 5/1/11[10]	1,250	1,275,000	1.2
8.50%, 10/1/21	1,000	907,500	0.9
NRG Energy, Inc., Sr Nt, 7.375%, 1/15/17	1,875	1,823,437	1.7
Texas Competitive Electric Holdings Co. LLC, Private Placement, 10.25%, 11/1/15[2]	350	348,688	0.3

		8,189,684	7.8
INDUSTRIAL CONGLOMERATES — 1.0%
Milacron Escrow Corp., Sec’d Nt, 11.50%, 5/15/11[10]	1,445	1,080,138	1.0

INDUSTRIAL MACHINERY — 1.6%
Baldor Electric Co., Sr Nt, 8.625%, 2/15/17	100	99,000	0.1
General Cable Corp., FRN, 7.104%, 4/1/15	$250	$215,625	0.2%

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIAL MACHINERY (continued)
RBS Global, Inc. & Rexnord Corp., Sr Nt, 8.875%, 9/1/16[10]	1,150	1,017,750	1.0
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.75%, 8/1/16[6]	410	354,650	0.3

		1,687,025	1.6
INSURANCE — 1.3%
Crum and Forster Holdings Corp., 7.75%, 5/1/17	600	568,500	0.5
HUB International Holdings, Inc., Private Placement, 9.00%, 12/15/14[2]	500	390,000	0.4
10.25%, 6/15/15[2]	500	365,000	0.4

		1,323,500	1.3
IT SERVICES — 1.8%
Unisys Corp., Sr Nt, 8.00%, 10/15/12[10]	1,000	860,000	0.9
12.50%, 1/15/16[6]	1,000	985,000	0.9

		1,845,000	1.8
MARINE — 0.4%
Ultrapetrol Bahamas Ltd. (Bahamas), 1st Mtg, 9.00%, 11/24/14	450	405,000	0.4

MEDIA — 14.7%
Adelphia Communications Corp., 6.00%, 2/15/06[1,4]	125	12	0.0	[12]
Adelphia Communications Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	55,313	0.1
9.375%, 11/15/09[1,4]	560	42,000	0.0	[12]
Adelphia Recovery Trust, Contingent Value, 0%, 12/31/49[1,4]	1,297	84,298	0.1
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.50%, 8/15/14	700	623,000	0.6
Block Communications, Inc., Private Placement, Sr Nt, 8.25%, 12/15/15[2]	300	282,000	0.3
CanWest MediaWorks LP (Canada), Private Placement, Sr Nt, 9.25%, 8/1/15[2]	750	690,000	0.7
CCH I Holdings LLC/CCH I Holdings Capital Corp., Co Guar, 11.125%, 1/15/14[6]	350	168,000	0.2
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt, 11.00%, 10/1/15[10]	1,805	1,254,475	1.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
CCH II LLC/CCH II Cap Corp., Sr Nt, 10.25%, 9/15/10	$500	$453,750	0.4%
Charter Communications, Inc., Nt, 10.875%, 9/15/14[2,6]	500	492,500	0.5
CSC Holdings, Inc., 7.625%, 4/1/11	500	494,375	0.5
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.375%, 3/15/13	1,000	1,013,750	1.0
Fisher Communications, Inc., Sr Nt, 8.625%, 9/15/14	500	505,000	0.5
Idearc, Inc., Sr Nt, 8.00%, 11/15/16	850	550,375	0.5
Intelsat Jackson Holdings Ltd. (Bermuda), Nt, 9.25%, 6/15/16[10]	600	604,500	0.6
11.25%, 6/15/16[10]	500	506,875	0.5
Intelsat Corp., Sr Nt, 9.00%, 8/15/14	649	653,867	0.6
Lamar Media Corp., Sr Sub Nt, 6.625%, 8/15/15[6]	1,250	1,100,000	1.0
LBI Media, Inc., Sr Disc Nt, 11.00%, 10/15/13[7]	625	510,156	0.5
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 0.00%, 4/1/13[7]	750	728,438	0.7
Quebecor Media, Inc. (Canada), Sr Nt, 7.75%, 3/15/16[10]	750	684,375	0.6
Radio One, Inc., Sr Sub Nt, 6.375%, 2/15/13[6]	500	360,000	0.3
RH Donnelley Corp., Sr Disc Nt, 6.875%, 1/15/13	250	152,500	0.1
RH Donnelley Corp., Sr Nt, 8.875%, 1/15/16	250	158,125	0.2
Valassis Communications, Inc., Private Placement, 8.25%, 3/1/15	1,250	1,028,125	1.0
Videotron Ltee (Canada), Co Guar, Sr Unsec’d Nt, 6.375%, 12/15/15[10]	500	437,500	0.4
Virgin Media Finance plc (United Kingdom), Sr Nt, 9.125%, 8/15/16[6]	1,000	895,000	0.8
XM Satellite Radio, Inc., Private Placement, 10.00%, 6/1/13	1,000	955,000	0.8

		15,483,309	14.7
METALS & MINERALS — 1.6%
AK Steel Corp., Co. Guar, Sr Nt, 7.75%, 6/15/12	800	807,000	0.8
Wolverine Tube, Inc., Sr Nt, 10.50%, 4/1/09[6]	945	845,775	0.8

		1,652,775	1.6

Description	Par (000)	Value	Percent of Net Assets*

MULTILINE RETAIL — 0.7%
Dollar General Corp., Sr Nt, 10.625%, 7/15/15[6]	$750	$723,750	0.7%

OIL, GAS & CONSUMABLE FUELS — 8.9%
El Paso Corp., Sr Nt, 6.875%, 6/15/14	150	152,966	0.2
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.75%, 7/15/11[2]	500	511,219	0.5
Encore Acquisition Co., Sr Nt, 6.00%, 7/15/15[10]	1,000	900,000	0.9
Forbes Energy Services, Sr Nt, 11.00%, 2/15/15[2]	1,000	980,000	0.9
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16[2]	1,000	1,000,000	1.0
Massey Energy Co., Nt, 6.875%, 12/15/13	750	725,625	0.7
Massey Energy Co., Sr Nt, 6.625%, 11/15/10	250	247,813	0.2
Northwest Pipeline Corp., Sr Nt, 7.00%, 6/15/16	500	531,250	0.5
OPTI Canada, Inc., (Canada), Co Guar, 8.25%, 12/15/14	1,180	1,168,200	1.1
Range Resources Corp., Sr Sub Nt, 7.50%, 5/15/16	350	358,750	0.3
Southwestern Energy Co., Nt, 7.50%, 2/1/18[2]	200	207,000	0.2
Swift Energy Co., Sr Nt, 7.125%, 6/1/17	1,510	1,385,425	1.3
W&T Offshore, Inc., Private Placement, Sr Nt, 8.25%, 6/15/14[2]	1,000	927,500	0.9
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.25%, 2/1/17	250	251,250	0.2

		9,346,998	8.9
PAPER & FOREST PRODUCTS — 3.5%
Abitibi-Consolidated Co. of Canada, Sr Nt, 6.00%, 6/20/13[6]	630	305,550	0.3
8.375%, 4/1/15[6]	1,395	718,425	0.7
Abitibi-Consolidated, Inc., Sr Nt, 8.85%, 8/01/30	25	11,249	0.0	[12]
Ainsworth Lumber Co., Ltd. (Canada), Sr Nt, 6.75%, 3/15/14	370	214,600	0.2
Bowater Canada Finance Corp. (Canada), Nt, 7.95%, 11/15/11	500	342,500	0.3
Georgia-Pacific LLC, Private Placement, Co Guar, 7.00%, 1/15/15[2]	125	117,188	0.1
7.125%, 1/15/17[2]	325	300,625	0.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS (continued)
NewPage Corp., Sr Nt, 10.00%, 5/1/12	$200	$203,000	0.2%
12.00%, 5/1/13[6]	800	802,000	0.8
Verso Paper Holdings LLC & Verso Paper, Inc., Private Placement, 11.375%, 8/1/16[6]	725	665,188	0.6

		3,680,325	3.5
PHARMACEUTICALS — 1.3%
Celtic Pharma Phinco B.V., Private Placement (Bermuda), 17.00%, 6/15/12[9]	1,147	1,146,922	1.1
Elan Finance plc/Elan Finance Corp. (Ireland), FRN, Sr Nt, 7.065%, 11/15/11	90	81,000	0.1
Valeant Pharmaceuticals International, 7.00%, 12/15/11	100	95,250	0.1

		1,323,172	1.3
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0%[12]
Thornburg Mortgage, Inc., Sr Nt, 8.00%, 5/15/13[6]	75	43,500	0.0	[12]

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Freescale Semiconductor, Inc., Private Placement, Sr Nt, 8.875%, 12/15/14	450	352,125	0.3
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d Nt, 6.05%, 12/15/11[6]	1,000	720,000	0.7
MagnaChip Semiconductor S.A,/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt, 6.875%, 12/15/11[10]	750	540,000	0.5
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt, 8.00%, 12/15/14[6,10]	1,150	655,500	0.6
NXP BV/NXP Funding LLC (Netherlands), FRN, Sr Nt, 7.008%, 10/15/13	400	330,000	0.3
NXP BV/NXP Funding LLC (Netherlands), Sr Nt, 7.875%, 10/15/14[6]	1,640	1,500,600	1.5
Spansion, Inc., FRN, Private Placement, 6.201%, 6/1/13[2]	1,000	675,000	0.6

		4,773,225	4.5

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — 0.5%
Collective Brands, Inc., 8.25%, 8/1/13	$250	$220,000	0.2%
General Nutrition Centers, Inc., PIK, 7.199%, 3/15/14	340	283,900	0.3

		503,900	0.5
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10[10]	1,835	1,238,625	1.2
Hanesbrands, Inc., FRN, Sr Nt, 8.204%, 12/15/14	500	443,750	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,3,4,9]	1,000	0	0.0

		1,682,375	1.6
TOBACCO — 2.5%
Alliance One International, Inc., Nt, 11.00%, 5/15/12[10]	2,400	2,436,000	2.3
12.75%, 11/15/12	150	151,500	0.2

		2,587,500	2.5
TRANSPORTATION SERVICES — 0.4%
IdleAire Technologies Corp., Sr Disc Nt, 13.00%, 12/15/12[7]	1,415	424,500	0.4

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
iPCS, Inc., FRN, Sr Nt, 5.364%, 5/1/13	440	338,800	0.3
MetroPCS Wireless, Inc., Sr Nt, 9.25%, 11/1/14[6]	2,250	2,070,000	2.0

		2,408,800	2.3
Total Corporate Debt Securities
(cost $162,595,477)		142,181,671	135.3

LOAN PARTICIPATIONS & ASSIGNMENTS — 21.9%
AUTOMOBILES — 1.5%
Ford Motor Co., Term Loan B, 8.00%, 12/15/13	1,980	1,620,421	1.5

CHEMICALS — 1.1%
Millenium Chemicals, Inc., 1st Lien Term Loan, 7.08%, 1/26/13[9]	1,000	815,000	0.8
Millenium Chemicals, Inc., 2nd Lien Term Loan, 10.58%, 1/26/13[9]	500	325,000	0.3

		1,140,000	1.1
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clarke American, Tranche B, Term Loan, 5.20%, 6/30/14	315	253,203	0.3
7.33%, 6/30/14	109	87,662	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES (continued)
7.33%, 6/30/14	$97	$77,878	0.1%
7.33%, 6/30/14	182	145,973	0.1
7.33%, 6/30/14	170	136,190	0.1

		700,906	0.7
CONSUMER PRODUCTS — 0.4%
Spectrum Brands, Inc., Term Loan B, 7.07%, 3/30/13	39	34,431	0.0	[12]
7.07%, 3/30/13	65	57,602	0.1
7.10%, 3/30/13	34	30,127	0.0	[12]
7.10%, 3/30/13	97	86,078	0.1
8.44%, 3/30/13	133	118,358	0.1
8.62%, 3/30/13	109	96,838	0.1
Spectrum Brands, Inc., Letter of Credit, 2.97%, 3/30/13	24	21,520	0.0	[12]

		444,954	0.4
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Realogy Corp., Bank Loan, Letter of Credit, 2.96%, 4/5/14	422	336,490	0.3
Realogy Corp., Initial Term Loan B, 7.50%, 10/10/13	1,568	1,249,819	1.2

		1,586,309	1.5
GAMING — 1.1%
Venetian Macau, Term Loan B, 4.95%, 5/25/13	1,333	1,201,213	1.1

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Biomet, Inc., 1st Lien Term Loan 5.70%, 3/15/15	998	959,615	0.9
HCA, Inc., Term Loan B, 7.08%, 11/14/13	495	455,212	0.5

		1,414,827	1.4
HOTELS, RESTAURANTS & LEISURE — 0.4%
Outback Restaurant Partners, Inc., Term Loan B, 5.00%, 6/14/13	476	363,440	0.4
Outback Restaurant Partners, Inc., Prerefunded RC Commitment, 2.67%, 6/14/14	5	4,103	0.0	[12]

		367,543	0.4
HOUSEHOLD DURABLES — 0.8%
Jacuzzi Brands, Inc., 1st Lien, Letter of Credit, 4.73%, 2/17/14	24	19,211	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES (continued)
Jacuzzi Brands, Inc., 1st Lien, Term Loan B, 5.49%, 2/7/14	$274	$215,989	0.2%
5.51%, 2/7/14	1	432	0.0	[12]
Jacuzzi Brands, Inc., 2nd Lien, 9.24%, 8/7/14	667	402,000	0.4
9.24%, 8/7/14	167	100,500	0.1
9.24%, 8/20/14	167	100,500	0.1

		838,632	0.8
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
Calpine Corp., 1st Priority Term Loan, 6.14%, 3/29/09	628	545,287	0.5
7.08%, 3/29/14	1,639	1,461,800	1.5
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2, Term Loan, 6.48%, 8/7/14	143	130,030	0.1
6.60%, 8/7/14	855	777,905	0.7

		2,915,022	2.8
IT SERVICES — 3.3%
Alltel Communications, Inc., Initial Tranche B-3, Term Loan, 5.57%, 5/16/15	995	898,087	0.9
Compucom Systems, Inc., Term Loan, 6.21%, 9/1/14	998	872,813	0.8
First Data Corp., Initial Term Loan B-1, 5.35%, 9/24/14	11	9,848	0.0	[12]
5.35%, 9/24/14	361	323,913	0.3
7.58%, 9/24/14	28	24,740	0.0	[12]
First Data Corp., Initial Term Loan B-3, 5.35%, 9/24/14	1,394	1,252,999	1.2
5.45%, 9/24/14	103	92,879	0.1

		3,475,279	3.3
MEDIA — 2.4%
Sirius Satellite Radio, Term Loan B, 5.00%, 12/1/12	499	433,912	0.4
Univision Communications, Inc., 1st Lien Initial Term Loan, 4.95%, 3/29/09	41	31,837	0.0	[12]
5.49%, 9/16/14	1,418	1,114,309	1.1
Univision Communications, Inc., 2nd Lien Term Loan, 5.20%, 3/1/09	1,000	940,000	0.9

		2,520,058	2.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MULTILINE RETAIL — 0.8%
Dollar General Corp., Tranche B-1 Term Loan, 5.99%, 7/3/14	$719	$642,859	0.5%
5.99%, 7/3/14	31	25,604	0.0	[12]
Dollar General Corp., Tranche B-2 Term Loan, 5.99%, 7/6/14	46	38,074	0.0	[12]
7.59%, 7/3/14	63	51,919	0.1
7.73%, 7/6/14	79	65,765	0.1
7.83%, 7/6/14	63	51,919	0.1

		876,140	0.8
PAPER & FOREST PRODUCTS — 1.0%
Abitibi-Consolidated Co. of Canada (Canada), Term Loan, 11.50%, 3/31/09	300	291,750	0.3
NewPage Corp., Term Loan, 6.31%, 6/23/08	748	732,384	0.7
8.75%, 3/31/09	2	1,835	0.0	[12]

		1,025,969	1.0
PROPERTY & CASUALTY — 0.6%
Swett & Crawford Group, 1st Lien Bank Debt, 6.25%, 4/3/14	3	1,675	0.0	[12]
6.25%, 4/16/14	990	663,300	0.6

		664,975	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Isola Group S.A.R.L., 1st Lien Term Loan, 7.45%, 12/18/13	494	429,563	0.4
Isola Group S.A.R.L., 2nd Lien Term Loan, 10.45%, 12/18/13	250	220,000	0.2
Sirius Computer Solutions, 2nd Lien Term Loan, 8.70%, 5/30/13	1,000	920,000	0.9
TTM Technologies, Inc., Term Loan, 4.96%, 10/31/12	60	55,200	0.1
5.59%, 10/31/12	140	128,800	0.1

		1,753,563	1.7
SPECIALITY RETAIL — 0.4%
ARAMARK Corp., Letter of Credit Facility Deposit, 7.07%, 1/26/14	470	437,642	0.4
ARAMARK Corp., Term Loan, 4.57%, 1/26/14	30	27,833	0.0	[12]

		465,475	0.4
Total Loan Participations & Assignments
(cost $26,335,046)		23,011,286	21.9

Description	Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, FRN, 4.599%, 9/25/35[2,9]	$500		$25,000	0.0%[12]
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, FRN, 4.299%, 1/25/35[9]	115		53,023	0.1
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, FRN, 5.099%, 9/25/34[9]	83		18,771	0.0	[12]

Total Asset-Backed Securities
(cost $584,413)			96,794	0.1

Total Fixed Income Investments
(cost $189,514,936)			165,289,751	157.3

PREFERRED STOCKS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Series C, Pfd[3,9]	— [11]		—	0.0

MEDIA — 0.2%
Spanish Broadcasting System, Series B, Pfd, PIK, 10.75%, 10/15/13	— [11]		207,940	0.2

Total Preferred Stocks
(cost $296,000)			207,940	0.2

COMMON STOCKS — 0.8%
AIRLINES — 0.2%
Delta Air Lines, Inc.[1]	21		181,916	0.2

BUILDING PRODUCTS — 0.0%[12]
Lexington Coal Co.[1,3]	25		22,831	0.0	[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc.[1]	2		134,687	0.1
XO Holdings, Inc.[1]	1		671	0.0	[12]

			135,358	0.1
HOTELS, RESTAURANTS & LEISURE — 0.0%[12]
Bally Total Fitness Holding Corp.[1,3,9]	2		595	0.0	[12]
Bally Total Fitness Holding Corp.[1,3,6,8]	4		654	0.0	[12]

			1,249	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	$1	$33,988	0.0%[12]

MEDIA — 0.5%
Adelphia Recovery Trust[1,3]	157	1	0.0	[12]
Time Warner Cable, Inc., Class A1	23	563,199	0.5

		563,200	0.5
SPECIALTY RETAIL — 0.0%[12]
Mattress Discounters Corp.[1,3,9]	8	13,909	0.0	[12]

TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc.[1,3,9]	14	—	0.0

Total Common Stocks
(cost $3,790,931)		952,451	0.8

RIGHTS — 0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc.[1,3,9] Expiring 4/25/14 (cost $184,476)	13	—	0.0

WARRANTS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Abovenet, Inc., 9/8/08[1,3,9] (Strike Price $20.00)	1	32,634	0.0	[12]
Abovenet, Inc., 9/8/10[1,3,9] (Strike Price $24.00)	1	35,235	0.1
XO Holdings, Inc., Series A, 1/16/10[1] (Strike Price $6.25)	1	103	0.0	[12]
XO Holdings, Inc., Series B, 1/16/10[1] (Strike Price $7.50)	1	39	0.0	[12]
XO Holdings, Inc., Series C, 1/16/10[1] (Strike Price $10.00)	1	31	0.0	[12]

		68,042	0.1
TRANSPORTATION SERVICES — 0.0%[12]
IdleAire Technologies Corp. 12/15/15[1] (Strike Price $1.00)	1	2,123	0.0	[12]

Total Warrants
(cost $417,200)		70,165	0.1

Total Equity Investments
(cost $4,688,607)		1,230,556	1.1

Description	Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 2.8%
INVESTMENT COMPANY — 2.8%
Federated Prime Obligations Fund (cost $2,911,657)	$2,912	$2,911,657	2.8%

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 19.1%
Lehman Brothers, Inc. — Repurchase agreement, 2.99%, dated 3/31/08, matures 4/1/08, repurchase price $20,081,396, collateralized by U.S. Government Agency Mortgages (cost $20,079,727)	20,080	20,079,727	19.1

TOTAL INVESTMENTS
(cost $217,194,927)		189,511,691	180.3

Payable Upon Return of Securities Loaned		(20,079,727)	(19.1)
Payable to Advisor		(475,189)	(0.4)
Payable to Administrator		(2,811)	(0.0)[12]
Custody Fees Payable		(1,689)	(0.0)[12]
Unrealized Depreciation on Unfunded Commitments		(147,313)	(0.1)
Unrealized Depreciation on Swap Agreements		(1,238,574)	(1.2)
Other Assets in Excess of Other Liabilities		3,517,935	3.3
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(62.8)

Net Assets Applicable to Common Stockholders		$105,084,323

Net Asset Value Per Common Share ($105,084,323/12,944,067)		$8.12

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $23,205,386 and 22.1% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $812,728 and 0.8% of net assets applicable to common stockholders.
[4]	Security in default.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $19,032,208.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

[7]	Step-up bond. Interest rate is effective rate as of March 31, 2008.
[8]	Restricted security. These securities amounted to $1,591,342 and 1.5% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $6,057,712 and 5.8% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than 1,000 shares.
[12]	Amount rounds to less than 0.1%.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Interest rate shown is rate in effect as of March 31, 2008.
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

March 31, 2008 (Unaudited)

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 2.54% to 4.57% for the quarter ended March 31, 2008. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate *	Unrealized Appreciation/ (Depreciation)
11/30/2007	$5 million	6/1/2011	4.00% monthly	1 Month LIBOR monthly	2.70%	$(197,792)
6/1/2005	$5 million	6/2/2008	4.10% monthly	1 Month LIBOR monthly	2.70	(14,422)
6/1/2005	$5 million	6/1/2009	4.15% monthly	1 Month LIBOR monthly	2.70	(109,581)
12/1/2005	$5 million	12/1/2009	4.74% monthly	1 Month LIBOR monthly	2.70	(200,825)
12/1/2006	$5 million	12/1/2010	5.01% monthly	1 Month LIBOR monthly	2.70	(313,600)
8/14/2006	$5 million	12/1/2008	5.26% monthly	1 Month LIBOR monthly	2.70	(102,093)
8/14/2006	$5 million	6/1/2010	5.26% monthly	1 Month LIBOR monthly	2.70	(300,261)

*	Represents rate in effect at March 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157—Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Level 1	$23,906,019	$—	$—	$—
Level 2	164,792,944	—	—	(1,238,574)
Level 3	812,728	—	—	—

Total	$189,511,691	$—	$—	$(1,238,574)

*	Other financial instruments include futures, forwards and swap contracts.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2008 (Unaudited)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Balance as of 12/31/07	$308,148	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(29,730)	—	—	—
Net purchases (sales)	—	—	—	—
Net transfers in (out) of Level 3	534,310	—	—	—

Balance as of 03/31/08	$812,728	—	—	—

*	Other financial instruments include futures, forwards and swap contracts.